Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2020	Mar. 13, 2020	Mar. 12, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, Domestic Stability Buffer				1.00%	2.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge			1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio			9.00%
Tier 1 capital ratio			10.50%
Total capital ratio			12.50%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Shares purchased and cancelled	710,800		2,208,600
Shares Repurchased Average Price Per Share			$ 106.03
Shares purchased and cancelled, amount			$ 234
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate		3.909%
Share conversion basis			Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares) on a one-for-one basis on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding.
Non Cumulative Rate Reset Class A Preferred Shares Series 43 NVCC [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate			3.143%
Share conversion basis			Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares) on a one-for-one basis on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding.